Other Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes [Line Items]
Other taxes, asset, current and non current		R$ 1,709,145	R$ 1,717,072
Other taxes, asset, current		1,081,587	978,247	R$ 723,990
Other taxes, asset, non current		627,558	738,825
Other taxes, liability, current and non current		2,311,325	2,887,715
Other taxes, liability, current		1,443,662	1,814,335
Other taxes, liability, non current		867,664	1,073,380
State VAT (ICMS)
Taxes [Line Items]
Other taxes, asset, current and non current	[1]	1,411,538	1,351,048
Other taxes, liability, current and non current	[1]	610,847	681,167
Taxes on revenue (PIS and COFINS)
Taxes [Line Items]
Other taxes, asset, current and non current		244,853	275,717
Other taxes, liability, current and non current	[2]	184,472	853,747
Other Tax [Member]
Taxes [Line Items]
Other taxes, asset, current and non current		52,754	90,307
Other taxes, liability, current and non current	[3]	530,153	392,121
ICMS Agreement No. 69/1998
Taxes [Line Items]
Other taxes, liability, current and non current		22,595	25,766
FUST/FUNTTEL/broadcasting fees
Taxes [Line Items]
Other taxes, liability, current and non current		R$ 963,259	R$ 934,914

[1]	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000. Further, pursuant to Rio de Janeiro State Laws 7298/2016 and 7019/2015, the Company and its subsidiaries joined the program under which State Government debts can be offset against ICMS tax payable by the Company and its subsidiaries, as provided for by Articles 170 and 170-A of the National Tax Code and Article 190 of the Rio de Janeiro State Tax Code.
[2]	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.
[3]	Consisting basically of withholding tax on intragroup loans and interest on capital.